Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	11,274.24
Total Transaction Valuation	81,638,255.55
Total Offset Amount	0.00
Net Fee	$ 11,274.24
Offering Table N/A
Offset Table N/A	N/A